Income Taxes - Schedule of Income tax Expense (Benefit) Differed from Loss Before Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
U.S. statutory income tax expense (benefit)	$ (2,507,484)	$ (2,258,407)
Permanent differences	1,622,396	509,514
State tax expenses	(180,724)	(575,086)
Change in valuation allowance	1,065,812	2,323,979
Income tax expense